Net Loss Per Share - Schedule of Basic and diluted net loss per common share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net loss	$ (28,476)	$ (13,109)
Weighted-average common shares outstanding	875,279	875,279
Less: weighted-average unvested restricted shares of common stock	(1,045)	(1,808)
Weighted average number of shares outstanding, basic	874,234	873,471
Weighted average number of shares outstanding, diluted	874,234	873,471
Net loss per share attributable to common stockholders, basic	$ (32.57)	$ (15.01)
Net loss per share attributable to common stockholders, diluted	$ (32.57)	$ (15.01)